Constitution Capital Access Fund, LLC

Schedule of Investments

December 31, 2022 (Unaudited)

Investments - 109.0%	Sector	Investment Type	Acquisition Date	Shares	Fair Value
Common Stocks - 0.0%
North America - 0.0%
Airbnb Inc - Class A*	Consumer Discretionary	Common Stock		1,103	$94,307

Direct Investments - 37.7%^
Direct Equity - 37.7%
Asia - Pacific - 3.5%
SLP Rainbow Co-Invest, L.P.*[1,2]	Consumer Staples	Limited partnership interest	10/1/2022		11,286,623
SLP Redwood Co-Invest, L.P.*[1,2]	Communication Services	Limited partnership interest	10/1/2022		8,770,057
Total Asia - Pacific					20,056,680

Europe - 16.2%
Bach Co-investment L.P.1*[1,2]	Consumer Discretionary	Limited partnership interest	10/1/2022		26,976,464
EQT VIII Co-Investment (D) SCSp*[1,2]	Health Care	Limited partnership interest	10/1/2022		15,879,273
Kirk Beauty Co-Investment Limited Partnership*[1,2]	Consumer Discretionary	Limited partnership interest	10/1/2022		6,558,094
Mayfair Olympic Holdco Limited*[1,2]	Utilities	Ordinary Shares	10/1/2022		8,571,101
Neptune Co-Investment, L.P.*[1,2,3]	Energy	Limited partnership interest	10/1/2022		9,223,891
SLP Jewel Co-Invest, L.P.*[1,2]	Consumer Discretionary	Limited partnership interest	10/1/2022		5,454,455
SLP Mistral Co-Invest, L.P.*[1,2]	Financials	Limited partnership interest	10/1/2022		13,904,422
SLP Zephyr Investors, L.P.*[1,2]	Communication Services	Limited partnership interest	10/1/2022		6,823,521
Total Europe					93,391,221

North America - 18.0%
ACP Canopy Co-Invest LLC*[1,2]	Health Care	Limited liability company interest	11/1/2022		20,081,967
Ares EPIC Co-Invest Delaware Feeder, L.P.*[1,2,3]	Energy	Limited partnership interest	10/1/2022		5,922,469
Ares EPIC Co-Invest II L.P.*[1,2,3]	Energy	Limited partnership interest	10/1/2022		9,589,902
Carlyle Sabre Coinvestment, L.P.*[1,2]	Industrials	Limited partnership interest	10/1/2022		9,861,524
CC AEC Co-Invest L.P.*[1,2]	Health Care	Limited partnership interest	10/1/2022		5,000,000
Ergotron Investments, LLC*[1,2]	Industrials	Limited liability company interest	10/1/2022		5,000,000
Ishtar Co-Invest B LP*[1,2]	Consumer Staples	Limited partnership interest	11/4/2022		11,666,700
Oshun Co-Invest-B LP*[1,2]	Consumer Staples	Limited partnership interest	11/4/2022		3,333,300
SLP Blue Co-Invest, L.P.*[1,2]	Information Technology	Limited partnership interest	10/1/2022		8,726,032
SLP West Holdings Co-Invest II, L.P.*[1,2,5]	Communication Services	Limited partnership interest	10/1/2022		7,211,876
TPG VII Renown Co-Invest II, L.P.*[1,2]	Consumer Discretionary	Limited partnership interest	10/1/2022		5,075,789
WPP Fairway Aggregator B, L.P.*[1,2]	Consumer Staples	Limited partnership interest	10/1/2022		12,500,000
Total North America					103,969,559
Total Direct Equity					217,417,460

Investments - 109.0%	Sector	Investment Type	Acquisition Date	Shares	Fair Value
Investment Funds - 70.6%^
Asia - Pacific - 6.1%
The Baring Asia Private Equity Fund VI, L.P.2*[1,2,3]		Limited partnership interest	10/1/2022		12,709,822
The Baring Asia Private Equity Fund VII, SCSp*[1,2,3]		Limited partnership interest	10/1/2022		22,440,894
Total Asia - Pacific					35,150,716

Europe - 18.8%
CVC Capital Partners VI (D) S.L.P.*[1,2,3]		Limited partnership interest	10/1/2022		13,884,063
CVC Capital Partners VII (A) L.P.*[1,2,3]		Limited partnership interest	10/1/2022		23,398,255
EQT IX (No.1) EUR SCSp*[1,2,3]		Limited partnership interest	10/1/2022		11,846,217
EQT VII (No.1) Limited Partnership*[1,2,3]		Limited partnership interest	10/1/2022		8,577,871
EQT VIII (No.1) SCSp*[1,2,3]		Limited partnership interest	10/1/2022		21,112,307
Sixth Cinven Fund (No. 2) Limited Partnership*[1,2,3]		Limited partnership interest	10/1/2022		29,907,639
Total Europe					108,726,352

North America - 45.7%
Ares Corporate Opportunities Fund V, L.P.*[1,2,3]		Limited partnership interest	10/1/2022		15,075,819
Ares Corporate Opportunities Fund VI Parallel (TE), L.P.*[1,2,3]		Limited partnership interest	10/1/2022		14,928,568
Ares Energy Opportunities Fund B, L.P.*[1,2,3]		Limited partnership interest	10/1/2022		11,390,118
Avista Capital Partners (Offshore) II, L.P.*[1,2,3]		Limited partnership interest	10/1/2022		1,319,430
Carlyle International Energy Partners II S.C.Sp.*[1,2,3]		Limited partnership interest	10/1/2022		9,957,853
Carlyle Partners VI, L.P.*[1,2,3,4]		Limited partnership interest	10/1/2022		5,051,621
Carlyle Partners VII, L.P.*[1,2,3]		Limited partnership interest	10/1/2022		10,456,613
Catterton Partners VII, L.P.*[1,2,3]		Limited partnership interest	10/1/2022		16,006,768
Insignia Capital Partners, L.P.*[1,2,3,5]		Limited partnership interest	10/1/2022		28,490,321
Kinderhook Capital Fund IV, L.P.*[1,2,3]		Limited partnership interest	10/1/2022		9,304,223
Lightyear Fund III, L.P.*[1,2,3,4]		Limited partnership interest	10/1/2022		1,825,080
Nautic Partners VI-A, L.P.*[1,2,3]		Limited partnership interest	10/1/2022		2,072,961
Riverstone Non-ECI Partners, L.P.*[1,2,3]		Limited partnership interest	10/1/2022		15,594,469
Riverstone TE/SWF Partners VI, L.P.*[1,2,3]		Limited partnership interest	10/1/2022		6,694,869
Silver Lake Partners IV, L.P.*[1,2,3,4]		Limited partnership interest	10/1/2022		16,722,241
Silver Lake Partners V, L.P.*[1,2,3,4]		Limited partnership interest	10/1/2022		19,676,070
SK Capital Partners III, L.P.*[1,2,3]		Limited partnership interest	10/1/2022		20,892,185
SL SPV-2, L.P.*[1,2]		Limited partnership interest	10/1/2022		7,717,927
SunTx Capital Partners II, L.P.*[1,2]		Limited partnership interest	10/1/2022		6,749,178
TPG HealthCare Partners, L.P.*[1,2,3]		Limited partnership interest	10/1/2022		4,558,367
TPG Partners VI, L.P.*[1,2,3]		Limited partnership interest	10/1/2022		6,686,705
TPG Partners VIII, L.P.*[1,2,3]		Limited partnership interest	10/1/2022		15,905,127
WestView Capital Partners III, L.P.*[1,2,3]		Limited partnership interest	10/1/2022		15,158,310
Wind Point Partners VII-B, L.P.*[1,2,3]		Limited partnership interest	10/1/2022		1,571,967
Total North America					263,806,790

Investments - 109.0%	Sector	Investment Type	Acquisition Date	Shares	Fair Value
Short-Term Investments - 0.7%
North America - 0.7%
Fidelity Institutional Government Portfolio - Class I, 4.20%[6]				4,073,889	4,073,889

Total Common Stocks (Cost $115,859) - 0.0%					94,307

Total Direct Investments (Cost $210,261,998) - 37.7%					217,417,460

Total Investment Funds (Cost $396,239,789) - 70.6%					407,683,858

Total Short-Term Investments (Cost $4,073,889) - 0.7%					4,073,889

Total Investments (Cost $610,691,535) - 109.0%					629,269,514

Liabilities in excess of other assets - (9.0%)					(51,697,223)

Total Net Assets - 100.0%					$577,572,291

^	Investments do not issue shares.
*	Investment is non-income producing.
[1]	Private Investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of December 31, 2022 was $625,101,318, or 108.3% of net assets. As of December 31, 2022, the aggregate cost of each investment restricted to resale was $11,110,758, $8,584,518, $21,223,189, $15,916,698, $5,456,837, $7,914,290, $9,223,891, $5,867,267, $13,926,548, $7,431,961, $20,081,967, $5,922,469, $9,589,902, $9,861,524, $5,000,000, $5,000,000, $11,955,643, $3,424,171, $8,726,032, $6,468,544, $5,075,789, $12,500,000, $13,259,939, $21,979,289, $13,153,478, $21,367,565, $11,010,380, $7,897,161, $19,893,627, $26,671,294, $15,118,803, $15,362,403, $11,134,368, $1,756,565, $9,817,667, $5,163,941, $10,377,064, $15,647,816, $28,290,295, $9,304,223, $1,825,080, $2,072,961, $15,023,255, $6,485,930, $16,124,673, $19,695,037, $20,934,454, $6,823,604, $6,655,799, $4,743,927, $6,686,705, $16,082,561, $14,134,080, and $1,745,845 respectively, totaling $606,501,787.
[2]	Investment does not allow redemption or withdrawals except at discretion of its general partner, manager, or advisor.
[3]	Investment has been committed to but has not been fully funded by the Fund.
[4]	All or a portion of this security is custodied with CC PMF Splitter Partnership.
[5]	All or a portion of this security is custodied with CC PMF Blocker LLC.
[6]	The rate is the annualized seven-day yield at year end.

See accompanying notes to schedule of investments.

Constitution Capital Access Fund, LLC

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2022 (Unaudited)

Note 1 - Fair Value of Financial Instruments

The Fund has established valuation processes and procedures to ensure that the valuation techniques are fair and consistent, and valuation inputs are supportable. The Fund’s investments are carried at fair value in good faith with respect to Section 2(a)(41) of the 1940 Act.

The Fund invests, under normal circumstances, in a broad portfolio of private assets. These investments include, without limitation: (i) Investment Funds (primary and secondary investments in private funds); (ii) Direct Investments (positions in the equity or debt of operating companies); and (iii) Debt Securities (direct or secondary purchases of liquid credit instruments. The valuation of the Fund’s investments in Portfolio Funds is ordinarily determined based upon valuations provided by the Portfolio Fund Managers of such Portfolio Funds which valuations are generally not audited. A majority of the securities in which the Portfolio Funds invest will not have a readily ascertainable market price and will be valued by the Portfolio Fund Managers.

The Adviser has established a committee (the “Valuation Committee”) to oversee the valuation of the Fund Investments pursuant to procedures adopted by the Board.

Note 2 – Portfolio Valuation

In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold, and the differences may be significant. The Fund values its portfolio investments in accordance with the provisions of ASC Topic 820, Fair Value Measurements and Disclosures. The codification defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price) and sets out a fair value hierarchy. The codification establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Adviser. Unobservable inputs reflect the Advisor’s assumption about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. The types of financial instruments included in Level 1 are listed unrestricted securities, equities and listed derivatives listed in active markets.

Level 2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly in active markets as of the reporting date, and fair value that is determined using models or other valuation methodologies. Financial instruments in this category generally include corporate bonds and loans, less liquid and restricted securities listed in active markets, securities traded in other than active markets, government and agency securities, certain over-the-counter derivatives and redeemable investments in alternative investment funds where the fair value is based on observable inputs. A significant adjustment to a Level 2 input could result in the Level 2 measurement becoming a Level 3 measurement.

Level 3 – Inputs that are unobservable for the asset or liability and that include situations where there is little, if any, market activity for the asset or liability. The inputs into the determination of fair value are based upon the best information in the circumstances and may require significant management judgment or estimation. Financial instruments in this category generally include equity and debt positions in private companies, and nonredeemable investments in alternative investment funds, non-investment grade residual interests in securitizations, collateralized loan obligations, and certain over-the-counter derivatives where the fair value is based on unobservable inputs.

Constitution Capital Access Fund, LLC

NOTES TO SCHEDULE OF INVESTMENTS - Continued

December 31, 2022 (Unaudited)

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$94,307	$-	$-	$94,307
Direct Investments	-	7,211,876	210,205,584	217,417,460
Investment Funds	-	-	407,683,858	407,683,858
Short-Term Investments	4,073,889	-	-	4,073,889
Total Investments	$4,168,196	$7,211,876	$617,889,442	$629,269,514